Note 11 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Liabilities, Gross, Total	$ 2,133,000	$ 2,050,000
Deferred Tax Assets, Net of Valuation Allowance, Total	2,141,000	2,058,000
Deferred Tax Assets, Valuation Allowance, Total	$ 2,351,000	2,269,000
Open Tax Year	2017 2018 2019 2020 2021
Income Tax Examination, Penalties and Interest Accrued, Total	$ 0	0
Income Taxes Paid, Net, Total	65,000	$ 148,000
Operating Loss Carryforwards, Total	10,306,000
Domestic Tax Authority [Member] | Indefinite Tax Credit Carryforward [Member]
Operating Loss Carryforwards, Total	2,076,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards, Total	$ 11,180,000